Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and cash equivalents in national currency	R$ 247,183	R$ 212,573
Cash and cash equivalents in foreign currency	2,891,189	770,623
Reverse repurchase agreements* (90 days)	663,141	125,198
Total of cash and cash equivalents	R$ 3,801,513	R$ 1,108,394	R$ 4,259,379	R$ 1,331,648